Patents - Schedule of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 47
Net Book Value	150,025	116,846
Patent Acquired on January 27, 2011 [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	283,504	222,574
Accumulated Amortization	133,479	105,728
Net Book Value	$ 150,025	$ 116,846